GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Goodwill)	9 Months Ended
Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning	$ 0
Goodwill pertaining to new Acquisitions	156,883
Goodwill at ending	$ 156,883